Rule 497(j)
                                             Reg. No. 33-24776
                                             Reg. No. 33-47083


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Insured
Intermediate Term Series 13 and Long Term Portfolio Series 122, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED INTERMEDIATE TERM SERIES 13
                    LONG TERM PORTFOLIO SERIES 122

                    By:  Dean Witter Reynolds Inc.
                         (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory